INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (3,766,061)	$ (3,667,638)
Less: impairment	(14,398,724)	(13,554,885)
Intangible assets, net		1,368,424
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,241,199	1,262,246
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	16,923,586	17,210,562
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 118,139